Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Accounts receivable	$ 7,060	$ 8,877
Accrued contract revenue	657
Lease receivable	237	150
Allowance for expected credit losses	(1,676)	(2,664)	$ (1,831)
Net accounts receivable	$ 6,278	$ 6,363